Intangible assets	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Intangible assets
15. Intangible assets

	31 December 2025					31 December 2024
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	37 040	2 281	5 438	93	44 852	46 080
Effect of movements in foreign exchange	1 591	129	491	31	2 242	(2 065)
Acquisitions through business combinations	13	-	-	-	13	-
Acquisitions and expenditures	11	563	641	2	1 217	1 069
Disposals through sale and derecognition	(19)	(367)	(395)	(13)	(794)	(473)
Transfer (to)/from other asset categories and other movements¹	(67)	(11)	4	(9)	(83)	240
Balance at end of period	38 569	2 595	6 179	104	47 447	44 852

Amortization and impairment losses
Balance at end of previous year	(91)	(1 362)	(3 283)	(81)	(4 818)	(4 794)
Effect of movements in foreign exchange	(1)	(96)	(317)	(17)	(432)	470
Amortization	-	(250)	(701)	(23)	(974)	(845)
Impairment	(4)	-	(8)	(3)	(15)	(17)
Disposals through sale and derecognition	7	367	393	12	779	471
Transfer to/(from) other asset categories and other movements¹	(2)	9	(44)	34	(3)	(103)
Balance at end of period	(91)	(1 332)	(3 960)	(79)	(5 462)	(4 818)

Carrying value
at 31 December 2024	36 948	919	2 155	12	40 034	40 034
at 31 December 2025	38 478	1 263	2 219	25	41 985
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than 600-year history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment once a year or whenever a triggering event has occurred. Based on the impairment testing results, no impairment loss was allocated to intangible assets with indefinite useful lives – refer to Note 14
Goodwill.
As of 31 December 2025, the carrying amount of the intangible assets amounted to 41 985m US dollar (31 December 2024: 40 034m US dollar) of which 38 478m US dollar was assigned an indefinite useful life (31 December 2024: 36 948m US dollar) and 3 507m US dollar a finite life (31 December 2024: 3 086m US dollar).

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Million US dollar Cash-generating unit	2025	2024

United States	21 866	21 872
Rest of North America	39	37
Mexico	3 410	3 027
Colombia	3 045	2 586
Rest of Middle Americas	3 798	3 535
Rest of South America	797	806
Europe	399	370
South Africa	2 900	2 558
Rest of Africa	901	861
China	399	383
Rest of Asia Pacific	923	913
Total carrying amount of intangible assets with indefinite useful lives	38 478	36 948
In 2025, the company expensed 194m US dollar in research, compared to 222m US dollar in 2024, 256m US dollar in 2023. The spend focused on product innovations, market research, as well as process optimization and product development
.